Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Interest received	$ 50,400	$ 50,100
Interest paid	32,700	35,100
Dividends received	1,500	1,300
Cash and cash equivalents classified as part of disposal group held for sale	1,700	2,500
Bank of Communications Co., Limited
Disclosure of detailed information about business combination [line items]
Dilution loss of interest in associate	0	1,136
Impairment loss recognised in profit or loss	$ 0	$ 1,000